CONCERT PEACHTREE GROWTH FUND
                                 (the "Fund")

                                  Supplement
                                      to
                        Prospectus dated March 13, 2000

The Risk return table set forth below replaces the Risk return table on page three of the Fund's Prospectus under "Investments, risks and performance." In management's opinion the Standard & Poor's 500 Index, a broad-based unmanaged index of 500 widely held common stocks ("S&P 500 Index"), more accurately reflects the current composition of the Fund than the Russell 1000 Growth and the Russell 2000 Indexes. The S&P 500 Index is therefore a more appropriate benchmark against which the Fund's performance should be compared.

Risk return table
-------------------------------------------------------------------------------

               Average Annual Total Returns (Calendar Years
               Ended December 31, 1999)
                        -------------------------------------------------------
               Class     1 Year 5 Years 10 Years Since inception Inception Date
                        -------------------------------------------------------
               A         13.90%     n/a      n/a          17.72%       07/03/95
                        -------------------------------------------------------
               B         13.88%     n/a      n/a          18.02%       07/03/95
                        -------------------------------------------------------
               Standard
               & Poor's
               500
               Index     21.03%     n/a      n/a          26.50%              *
                        -------------------------------------------------------
               Russell
               1000
               Growth
               Index     33.16%     n/a      n/a          30.55%              *
                        -------------------------------------------------------

This table indicates
the risks of
investing in the fund
by comparing the
average annual total
return of each class
for the periods shown
with that of the
Russell 1000 Growth
Index,* a broad-based
unmanaged index of
large capitalization
growth oriented
common stocks and the
Standard & Poor's 500
Index*, a broad-based
unmanaged index of
500 widely held
common stocks.

This table assumes
imposition of the
maximum sales charge
applicable to the
class, redemption of
shares at the end of
the period, and
reinvestment of
distributions and
dividends.
                        * Index comparison begins on 07/31/95

Dated: March 13, 2000
FD 01834